SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Statements Line Items
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

12.SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2018	2017	2016
Obligation to issue shares for acquisition of intangible asset	$-	$131,527	$192,946
Shares issued for intangible assets	$131,527	$401,432	$-
Intangible assets in accounts payable and accrued liabilities	$-	$25,000	$-
Property, plant and equipment in accounts payable and accrued liabilities	$34,402	$-	$-
Interest paid	$-	$-	$1,040
Income taxes paid (recovered)	$(3,907)	$-	$20,693